Real Estate Loans Receivable (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of allowance for losses on loans receivable
Balance at beginning of year		$ 5,183,000	$ 7,500,000	$ 7,406,000
Provision for loan losses		29,684,000	23,261,000	94,000
Charge-offs		(33,591,000)	(25,578,000)
Balance at end of year		1,276,000	5,183,000	7,500,000
Summary of loan impairments
Balance of impaired loans at end of year		9,691,000	67,126,000	72,770,000
Allowance for loan losses		1,276,000	5,183,000	7,500,000
Balance of impaired loans not reserved		8,415,000	61,943,000	65,270,000
Average impaired loans for the year		38,409,000	69,948,000	36,785,000
Interest recognized on impaired loans		103,000	530,000	3,288,000
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses		29,684,000	23,261,000	94,000
Write-off of loans primarily related to certain early stage senior housing and CCRC development projects		33,591,000	25,578,000
Net reduction of the allowance balance used for offsetting		3,907,000
Amount of non-accrual loans receivable outstanding		9,691,000	67,126,000	72,770,000
Value of outstanding loan related to received title to a parcel of land and an equity interest	38,848,000
Allowance for loan losses relating to real estate		1,276,000	5,183,000	7,500,000
Loss limited to equity investment		$ 29,578,000